UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/07

Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

PORTFOLIO HOLDINGS as of March 31, 2007

	COMPANY	NUMBER	MARKET
	DESCRIPTION	SHARES	VALUE

COMMON STOCKS

Autos & Transportation - 7.2%
Autos - 2.6%
Aftermarket Technology Corp. (a)	Provider of remanufactured transmissions	294,413	$7,148,348
American Axle & Mfg. Holdings, Inc.	Auto parts manufacturer	296,347	8,105,090
			15,253,438
Other Transportation - 4.6%
AirTran Holdings, Inc. (a)	Regional airline	372,062	3,821,077
Interpool, Inc.	Container leasing firm	397,621	9,709,905
Ryder System, Inc.	Truck leasing company	87,600	4,322,184
SkyWest, Inc.	Regional airline	325,862	8,742,877
			26,596,043

Total Autos & Transportation			41,849,481

Consumer Discretionary - 18.8%
Commercial Services - 5.1%
Heidrick & Struggles Intl., Inc. (a)	Executive search and leadership consulting services	245,165	11,878,244
Navigant Consulting, Inc. (a)	Provider of financial and legal consulting to business	643,871	12,722,891
Spherion Corporation (a)	Staffing services	607,500	5,358,150
			29,959,285

Consumer Products/Services - 3.6%
Acco Brands Corp (a)	Office products manufacturer	11,600	279,444
Nautilus, Inc.	Fitness equipment	500,700	7,725,801
The Toro Company	Turf maintenance products	248,338	12,724,839
			20,730,084

Printing/Publishing - 2.2%
Consolidated Graphics, Inc. (a)	Printing Services	175,300	12,980,965

Restaurants - 1.3%
Rare Hospitality (a)	Steakhouse operator	170,249	5,122,792
The Steak n Shake Company (a)	Casual dining	133,645	2,241,227
			7,364,019

Retail - 6.6%
Big 5 Sporting Goods Corporation	Regional sporting goods retailer	421,422	10,923,258
Jos. A. Bank Clothiers, Inc. (a)	Men’s clothing retailer	380,753	13,459,619
MarineMax, Inc. (a)	Recreational boat retailer	230,000	5,331,400
Talbots, Inc.	Women’s clothing retailer	365,500	8,633,110
			38,347,387

Total Consumer Discretionary			109,381,740

Financial Services - 23.5%
Banks/Thrifts - 3.0%
Prosperity Bancshares, Inc.	Regional bank	297,250	10,326,465
Provident Bankshares Corporation	Commercial bank	221,000	7,262,060
			17,588,525

Insurance - 11.8%
Aspen Insurance Holdings Limited	Property & casualty reinsurance	437,473	11,466,167
Delphi Financial Group, Inc.	Accident & health insurance	243,829	9,809,241
RAM Holdings, Inc. (a)	Financial guaranty reinsurance	504,414	7,692,314
Reinsurance Group of America, Inc.	Life reinsurer	274,347	15,835,309
Seabright Insurance Holdings (a)	Property & casualty insurance	450,116	8,282,134
The Hanover Insurance Group, Inc.	Property & casualty insurance	261,600	12,064,992
Triad Guaranty Inc. (a)	Mortgage insurance	79,505	3,292,302
			68,442,459

Other Financial Services - 5.7%
CompuCredit Corporation (a)	Sub-prime credit cards	286,431	8,942,376
Cowen Group, Inc. (a)	Investment bank	418,533	6,964,389
MCG Capital Corporation	Business development company	615,694	11,550,419
TradeStation Group, Inc. (a)	Online broker/dealer	204,400	2,573,396
United Panam Financial Corp. (a)	Sub-prime auto lender	248,819	3,110,237
			33,140,817

Real Estate Investment Trusts - 3.0%
iStar Financial Inc.	Commercial real estate lender	377,173	17,663,012

Total Financial Services			136,834,813

Health Care - 2.3%
Health Care Services - 2.3%
Centene Corporation (a)	Medicaid managed care	649,112	13,624,861

Total Health Care			13,624,861

Materials & Processing - 8.7%
Building/Construction Products - 2.4%
NCI Building Systems, Inc. (a)	Metal buildings	286,431	13,674,216

Engineering & Construction - 1.5%
Dycom Industries, Inc. (a)	Specialty contracting services	341,400	8,896,884

Other Materials/Metals - 1.3%
Walter Industries, Inc.	Natural resources & water products	314,206	7,776,598

Specialty Chemicals - 3.5%
Cabot Microelectronics Corporation (a)	CMP slurries	61,900	2,074,269
Cytec Industries Inc.	Specialty chemicals	318,765	17,927,344
			20,001,613

Total Materials & Processing			50,349,311

Other Energy - 2.5%
Equipment & Services - 1.3%
Key Energy Services, Inc. (a)	Workover services provider	455,934	7,454,521

Exploration & Production - 1.2%
Edge Petroleum Corporation (a)	Oil & gas producer	279,900	3,504,348
Newfield Exploration Company (a)	Oil & gas producer	81,811	3,412,337
			6,916,685

Total Other Energy			14,371,206

Producer Durables - 10.0%

Aerospace - 1.2%
Curtiss-Wright Corporation	Aerospace & defense components mfg.	180,652	6,962,328

Diversified Manufacturing - 5.2%
Carlisle Companies Incorporated	Industrial conglomerate	232,452	9,979,164
Crane Co.	Industrial conglomerate	393,933	15,922,772
Paxar Corporation (a)	Manufacturer of label systems	150,400	4,316,480
			30,218,416

Electrical Equipment - 0.9%
Diebold, Incorporated	Manufacturer of ATMs	112,732	5,378,444

Machinery - 2.2%
Tennant Company	Manufacturer of floor care products	78,600	2,475,114
United Rentals, Inc. (a)	Equipment rental	378,850	10,418,375
			12,893,489

Production Technology Equipment - 0.5%
Rudolph Technologies, Inc. (a)	Manufacturer of equipment to produce semiconductors	171,000	2,982,240

Total Producer Durables			58,434,917

Technology - 19.6%
Distribution - 1.4%
Synnex Corporation (a)	Distributor of PCs and peripherals	374,004	7,943,845

Electronic Components - 6.2%
AMIS Holding, Inc. (a)	Manufacturer of analog semiconductors	708,770	7,761,031
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	517,031	8,644,758
Hutchinson Technology (a)	Manufacturer of disk drive components	238,676	5,573,085
IXYS Corporation (a)	Power semiconductor manufacturer	356,700	3,649,041
SMART Modular Technologies (WWH), Inc. (a)	Manufacturer of memory modules	818,259	10,465,533
			36,093,448

Other Technology - 3.4%
Benchmark Electronics, Inc. (a)	Contract manufacturer	255,489	5,278,403
Electronics for Imaging, Inc. (a)	Products that support color printing	407,132	9,547,245
Plexus Corp. (a)	Contract manufacturer	166,018	2,847,209
Super Micro Computer, Inc. (a)	Manufacturer of specialized servers	213,500	1,919,365
			19,592,222

Services — 2.4%
Perot Systems Corp. (a)	IT consulting	777,323	13,890,762

Software - 1.3%
Parametric Technology Corp (a)	Design & collaboration software	393,675	7,515,256

Telecommunications - 4.9%
ADC Telecommunications, Inc. (a)	Manufacturer of connectivity products	326,800	5,470,632

Andrew Corp (a)	Manufacturer of equipment for cell sites	1,109,643	11,751,119
Arris Group, Inc. (a)	Manufacturer of equipment for broadband networks	453,424	6,384,210
Harris Stratex Networks, Inc. (a)	Manufacturer of microwave radios	268,539	5,153,263
			28,759,224

Total Technology			113,794,757

Utilities - 1.7%
Telecommunication Services - 1.7%
Cincinnati Bell, Inc. (a)	Local wireline and wireless services	2,113,534	9,933,610

Total Utilities			9,933,610

TOTAL COMMON STOCKS - 94.3% (Cost $468,483,920)			548,574,696

MONEY MARKET INSTRUMENTS
Intesa Fdg Commercial Paper, 5.22% due 04/02/07			19,021,241
Rabobank USA Commercial Paper, 5.22%, due 04/02/07			19,021,242
US Bank Commercial Paper, 5.1531%, due 04/02/07			27,339

TOTAL MONEY MARKET INSTRUMENTS - 6.6% (Cost $38,069,822)			38,069,822

TOTAL INVESTMENTS - 100.9% (Cost $506,553,742)			586,644,518

OTHER ASSETS LESS LIABILITIES - (0.9)%			(5,333,136)

NET ASSETS - 100%			$581,311,382

(a)  Non-income producing security.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $506,553,742 on March 31, 2007, net unrealized appreciation was $80,090,776, consisting of gross unrealized appreciation of $91,842,978 and gross unrealized depreciation of $11,752,202.

Item 2. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		May 17, 2007

By (Signature and Title)*	/s/ Anthony I. Nanni	Anthony I. Nanni, Treasurer

Date		May 17, 2007

* Print the name and title of each signing officer under his or her signature.